STOCKHOLDERS' EQUITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares Authorized	400,000,000	400,000,000		400,000,000
Common Stock, Shares, Issued	3,095,650	3,095,650		2,758,689
Common Stock, Shares, Outstanding	2,897,568	2,897,568		2,598,035
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding			0	0
Mudrick Capital Acquisition Corporation [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000		1,000,000
Preferred Stock, Shares Issued	0	0		0
Preferred Stock, Shares Outstanding	0	0		0
Class of Warrant, Redemption Price	$ 0.01	$ 0.01
Converted Basis, Number of Outstanding Shares Upon the Completion of Initial Public Offering, Percentage	20.00%	20.00%
Temporary Equity, Shares Outstanding		20,106,823		19,848,325
Maximum share price to redeem public warrants	$ 18.00	$ 18.00
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants	30 days	30 days
Threshold notice period required for redemption	30 days	30 days
Threshold trading days within any consecutive trading period, the price of common stock equals or exceeds specified price	20 days	20 days
Consecutive trading period to determine threshold trading days, the price of common stock equals or exceeds specified price	30 days	30 days
Mudrick Capital Acquisition Corporation [Member] | Warrant [Member]
Warrant Expiry Period	5 years	5 years
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants	30 days	30 days
Mudrick Capital Acquisition Corporation [Member] | Class A common stock
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000		100,000,000
Common Stock, Shares, Issued	1,338,072	693,177		951,675
Common Stock, Shares, Outstanding	1,338,072	693,177		951,675
Temporary Equity, Shares Outstanding	5,571,215	20,106,823		19,848,325
Mudrick Capital Acquisition Corporation [Member] | Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	10,000,000	10,000,000		10,000,000
Common Stock, Shares, Issued	5,200,000	5,200,000		5,200,000
Common Stock, Shares, Outstanding	5,200,000	5,200,000		5,200,000